UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-(c)(1) under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to .

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2012 to March 31, 2012.

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to .

Date of Report (Date of earliest event reported): March 30, 2012

PHEAA STUDENT LOAN FOUNDATION, INC.1

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 333-123518-01

Central Index Key Number of securitizer: 0001204350

Andrew D. Mehalko            (717) 720-2018

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]

PHEAA Student Loan Foundation, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities with respect to which it acted as the depositor that were outstanding during the reporting period, all of which were student loan backed securities.

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Name of Issuing Entity	Check if Regis- tered	Name of Origi- nator		Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(a)	(b)	(c)		(#) (d)	($) (e)	(% of prin- cipal bal- ance) (f)	(#) (g)	($) (h)	(% of prin- cipal bal- ance) (i)	(#) (j)	($) (k)	(% of prin- cipal bal- ance) (l)	(#) (m)	($) (n)	(% of prin- cipal bal- ance) (o)	(#) (p)	($) (q)	(% of prin-cipal bal- ance) (r)	(#) (s)	($) (t)	(% of prin-cipal bal- ance) (u)	(#) (v)	($) (w)	(% of prin-cipal bal- ance) (x)
Asset Class - Student Loans
Issuing Entity - PHEAA Student Loan Company, LLC CIK # - None		PHEAA	[3]				1	[2]	[2]	1	[2]	[2]	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Total							1	[2]	[2]	1	[2]	[2]	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%

[2]

The original aggregate principal balance of the loans included in the securitization was $801,328,471. The principal balance of the loan that was in breach of a representation and warranty was $1,916.36. The loan was ineligible because no promissory note could be provided. The aggregate principal balance of the loans repurchased represented 0.000239% of the aggregate principal balance of the loans included in the securitization.

[3]	Pennsylvania Higher Education Assistance Agency is unable to determine the identity of the originator of individual loans.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PHEAA STUDENT LOAN FOUNDATION, INC.

Dated: May 14, 2012	By:	/s/ ANDREW D. MEHALKO
Andrew D. Mehalko
Secretary